Disposals and Acquisitions - Narrative (Details) R$ in Millions		1 Months Ended							12 Months Ended
		Feb. 28, 2019 USD ($) dairy_facility	Jan. 31, 2019 BRL (R$) installment	Jan. 31, 2019 USD ($) installment	Jun. 30, 2018 BRL (R$) installment	Jun. 30, 2018 USD ($) installment	May 31, 2018 BRL (R$)	May 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal									$ 1,354,000	$ 36,227,000	$ 0
Rio De Janeiro Farm | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Total consideration for disposal							R$ 120.0	$ 34,000,000
Gain from disposal								$ 22,000,000
Conquista Farms | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Number of installments to transfer consideration | installment					4	4
Total consideration for disposal					R$ 68.0	$ 18,400,000
Gain from disposal						14,000,000
Cash collected from sale of wholly owned subsidiary					R$ 21.4	$ 5,600,000
Alto Alegre Farm | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Gain (loss) from acquisition				$ 1,500,000
Number of installments to transfer consideration | installment			7	7
Total consideration for disposal			R$ 62.5	$ 16,600,000
Cash collected from sale of wholly owned subsidiary			R$ 8.4	2,200,000
Reclassification of revaluation surplus to retained earnings	[1]			$ 8,000,000
CHS AGRO S.A.
Disclosure of subsidiaries [line items]
Voting equity interests acquired (as a percent)				50.00%
Proportion of ownership interest in subsidiary (as a percent)			100.00%	100.00%
Value of participation				$ 0
Gain (loss) from acquisition				$ 200,000
Olam Alimentos S.A.
Disclosure of subsidiaries [line items]
Voting equity interests acquired (as a percent)				100.00%
Consideration transferred, acquisition-date fair value				$ 10,000,000
Number of installments to transfer consideration | installment			3	3
SanCor
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value		$ 47,000,000
Number of dairy facilities acquired | dairy_facility		2

[1]	Net of 2,978 of Income tax.